Report Of The Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	1,037,987	1,036,743
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	81,616	69,203
Financial assets at amortised cost, category
Disclosure of credit risk exposure [line items]
Financial assets	$ 88,639	$ 85,735
ECL coverage	0.60%	0.40%
Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,584,710	$ 2,350,116
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (15,566)	$ (9,243)
Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,336,365	$ 2,227,867
Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,414)	$ (1,502)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	2.40%	2.30%
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 227,405	$ 107,417
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,445)	$ (2,479)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	36.80%	35.60%
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 20,621	$ 14,486
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7,585)	$ (5,163)
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	38.20%	28.60%
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 319	$ 346
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (122)	$ (99)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	1.40%	0.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,052,477	$ 1,045,475
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (14,490)	$ (8,732)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 869,920	$ 951,583
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,974)	$ (1,297)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	3.00%	2.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 163,185	$ 80,182
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (4,965)	$ (2,284)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	39.00%	37.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 19,095	$ 13,378
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7,439)	$ (5,052)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	40.40%	29.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 277	$ 332
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (112)	$ (99)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	1.00%	0.70%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 460,809	$ 434,271
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (4,731)	$ (3,134)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 430,134	$ 413,669
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (827)	$ (583)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	9.60%	8.50%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 25,064	$ 15,751
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,402)	$ (1,336)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	26.80%	25.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 5,611	$ 4,851
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,502)	$ (1,215)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	1.80%	1.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 527,088	$ 540,499
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (9,494)	$ (5,438)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.30%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 387,563	$ 472,253
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,101)	$ (672)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.90%	1.50%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 126,287	$ 59,599
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,444)	$ (920)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	45.00%	45.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 12,961	$ 8,315
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,837)	$ (3,747)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	40.40%	29.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 277	$ 332
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (112)	$ (99)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%	0.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 64,580	$ 70,705
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (265)	$ (160)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 52,223	$ 65,661
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (46)	$ (42)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.00%	0.60%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 11,834	$ 4,832
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (119)	$ (28)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	19.10%	42.50%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 523	$ 212
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (100)	$ (90)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 81,658	$ 69,219
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (42)	$ (16)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 79,654	$ 67,769
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (33)	$ (14)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%	0.10%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,004	$ 1,450
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (9)	$ (2)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Other
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 772,408	$ 615,179
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (175)	$ (118)
Financial assets at amortised cost, category | Other | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Other | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 768,216	$ 613,200
Financial assets at amortised cost, category | Other | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (80)	$ (38)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.10%	2.10%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,975	$ 1,827
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (44)	$ (38)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	23.70%	27.80%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 177	$ 151
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (42)	$ (42)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	22.50%	0.00%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 40	$ 1
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (9)	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 659,783	$ 600,029
Financial assets at amortised cost, category | Loans and other credit-related commitments | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (734)	$ (329)
Financial assets at amortised cost, category | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 604,485	$ 577,631
Financial assets at amortised cost, category | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (290)	$ (137)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.70%	0.60%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 54,217	$ 21,618
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (365)	$ (133)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	7.20%	7.70%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,080	$ 771
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (78)	$ (59)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	100.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 9
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 236,170	$ 223,314
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (40)	$ (15)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 234,337	$ 221,490
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (39)	$ (13)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,681	$ 1,630
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (2)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 152	$ 194
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 299,802	$ 278,524
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (650)	$ (307)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 253,062	$ 259,138
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (236)	$ (118)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.70%	0.70%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 45,851	$ 18,804
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (338)	$ (130)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	8.40%	10.30%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 888	$ 573
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (75)	$ (59)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	100.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 9
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 123,811	$ 98,191
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (44)	$ (7)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 117,086	$ 97,003
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (15)	$ (6)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 6,685	$ 1,184
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (26)	$ (1)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	7.50%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 40	$ 4
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3)	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees
Disclosure of credit risk exposure [line items]
ECL coverage	0.70%	0.20%
Financial assets at amortised cost, category | Financial guarantees | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 18,384	$ 20,214
Financial assets at amortised cost, category | Financial guarantees | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (125)	$ (48)
Financial assets at amortised cost, category | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.30%	0.10%
Financial assets at amortised cost, category | Financial guarantees | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 14,090	$ 17,684
Financial assets at amortised cost, category | Financial guarantees | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (37)	$ (16)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.50%	0.90%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,024	$ 2,340
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (62)	$ (22)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	9.70%	5.40%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 269	$ 186
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (26)	$ (10)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 4
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 900	$ 804
Financial assets at amortised cost, category | Financial guarantees | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – personal | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – personal | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 872	$ 802
Financial assets at amortised cost, category | Financial guarantees | – personal | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	3.80%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 26	$ 1
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2	$ 1
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	0.90%	0.30%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 12,946	$ 14,804
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (114)	$ (44)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 9,536	$ 12,540
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (35)	$ (14)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.70%	1.00%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,157	$ 2,076
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (54)	$ (21)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	9.90%	4.90%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 252	$ 184
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (25)	$ (9)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 4
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – financial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,538	$ 4,606
Financial assets at amortised cost, category | Financial guarantees | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (10)	$ (3)
Financial assets at amortised cost, category | Financial guarantees | – financial | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,682	$ 4,342
Financial assets at amortised cost, category | Financial guarantees | – financial | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.80%	0.40%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 841	$ 263
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	6.70%	100.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 15	$ 1
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0